Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Derivative Instruments Options Outstanding

	Notional amount	Strike price	Maturity Date	Fair value asset
At December 31, 2017
Commodity contracts
Copper put option contracts	15 million lbs	US$2.70/lb	Q1 2018	13
Copper put option contracts	15 million lbs	US$2.80/lb	Q2 2018	317

At December 31, 2016
Commodity contracts
Copper put option contracts	20 million lbs	US$2.10/lb and US$2.20/lb	Q1 2017	155

Summary of Losses Associated with Derivative Instruments

The following table outlines the losses associated with derivative instruments:

	Years ended December 31,
	2017	2016
Realized loss on copper put options	1,807	1,956
Unrealized loss on copper put options	1,970	1,044
Change in fair value of copper call option (Note 17e)	6,305	3,360

	10,082	6,360